John Deere Owner Trust 2018-B	EXHIBIT 99.2
Statement to CertificateholdersS

$260,000,000 Class A-1 2.53498% Asset Backed Notes due August 15, 2019
$252,000,000 Class A-2 2.83% Asset Backed Notes due April 15, 2021
$268,000,000 Class A-3 3.08% Asset Backed Notes due November 15, 2022
$81,460,000 Class A-4 3.23% Asset Backed Notes due June 16, 2025
$22,096,803 Overcollateralization

Payment Date:			15-Apr-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$15,743,106.96
		per $1,000 original principal amount:	$58.74

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$15,743,106.96

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$187,109.34
		per $1,000 original principal amount:	$0.70

		(iv) Class A-4 Notes:	$219,263.17
		per $1,000 original principal amount:	$2.69

		(v) Total:	$406,372.51

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$163,168,124.05

	(b)	Note Value at end of related Collection Period:	$160,713,438.93

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$22,096,803.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

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	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$57,156,635.56
		(ii) A-3 Note Pool Factor:	0.2132710

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$81,460,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$149,168.53
		(i) per $1,000 original principal amount:	$0.16
	(b)	Amount of Servicing Fee earned:	$149,168.53
	(c)	Amount of Servicing Fee paid:	$149,168.53
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$427,919.02

(11)	(i)	Amount in Reserve Account:	$8,835,568.00
	(ii)	Specified Reserve Account Balance:	$8,835,568.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$2,703,421.78
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.66%

(13)	(i)	Aggregate amount of net losses for the collection period:	($11,697.34)
	(ii)	Cumulative amount of net losses:	$2,187,861.16
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.24%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$22,854.69
		(ii) % of Pool Balance:	0.01%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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